SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 23, 2014	Nov. 11, 2013	May 31, 2013	Jan. 27, 2012	Jan. 02, 2012	Dec. 31, 2011
Revenues	$ 636,702	$ 797,031	$ 743,671
Inter-segment sales	285	1,150	690
Operating income	35,035	60,742	55,245
Identifiable assets	535,347	458,130
Goodwill	373,231	227,434	326,860	149,559	5,026	6,248	51,614	23,156	8,702
Identifiable Liabilities	258,733	249,889
Depreciation and amortization	8,131	24,349	25,650
Investments in segment assets	4,038	6,868	4,994
Matrix [Member]
Revenues	586,618	534,792	513,181
Inter-segment sales	285	870	690
Operating income	30,003	34,376	31,775
Identifiable assets	326,469	350,063
Goodwill	155,974	165,253
Identifiable Liabilities	201,736	226,127
Depreciation and amortization	7,400	7,381	7,873
Investments in segment assets	3,848	3,577	3,157
Sapiens [Member]
Revenues	0	117,281	104,110
Inter-segment sales	0	0	0
Operating income	0	9,015	7,825
Identifiable assets	201,237	0
Goodwill	217,257	0
Identifiable Liabilities	55,561	0
Depreciation and amortization	0	8,588	10,333
Investments in segment assets	0	2,794	1,327
Magic [Member]
Revenues	27,299	144,958	126,380
Inter-segment sales	0	280	0
Operating income	3,350	17,351	15,645
Identifiable assets	0	108,067
Goodwill	0	62,181
Identifiable Liabilities	0	23,762
Depreciation and amortization	1,386	8,380	7,444
Investments in segment assets	161	497	510
Insync [Member]
Revenues	22,785	0	0
Inter-segment sales	0	0	0
Operating income	1,682
Identifiable assets	7,641	0
Goodwill	0	0
Identifiable Liabilities	1,436	0
Depreciation and amortization	(655)	0	0
Investments in segment assets	$ 29	$ 0	$ 0